As filed with the Securities and Exchange Commission on [date]

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-9094

Leuthold Funds, Inc.
(Exact name of registrant as specified in charter)

100 N. Sixth Street, Suite 412A, Minneapolis, MN 55403
(Address of principal executive offices) (Zip code)

Steven C. Leuthold
Leuthold Weeden Capital Management, LLC
100 N. Sixth Street, Suite 412A, Minneapolis, MN 55403
(Name and address of agent for service)

612-332-9141
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period:  December 31, 2007

Item 1. Schedule of Investments.

Schedule of Investments
December 31, 2007 (Unaudited)
Leuthold Core Investment Fund

	Shares	Value
COMMON STOCKS - 56.65%
Airlines - 0.63%
Continental Airlines, Inc. (a)	248,148	$5,521,293
U.S. Airways Group, Inc. (a)	377,794	5,557,350
		11,078,643
Auto Components - 2.67%
Autoliv, Inc.	74,468	3,925,208
BorgWarner, Inc.	143,892	6,965,812
Gentex Corp.	308,264	5,477,851
Johnson Controls, Inc.	343,195	12,368,748
LKQ Corp. (a)	255,644	5,373,637
Magna International, Inc.	114,575	9,215,267
Tenneco Automotive, Inc. (a)	153,551	4,003,075
		47,329,598
Biotechnology - 0.72%
Amgen, Inc. (a)	133,495	6,199,508
Biogen Idec, Inc. (a)	115,274	6,561,396
		12,760,904
Chemicals - 0.25%
Orica Ltd. (b)	160,000	4,460,483

Commercial Banks - 0.32%
National City Corp.	342,952	5,644,990

Commercial Services & Supplies - 0.24%
Tetra Tech, Inc. (a)	201,294	4,327,821

Communications Equipment - 0.67%
Alcatel SA - ADR	824,780	6,037,390
Telefonaktiebolaget LM Ericsson - ADR	249,309	5,821,365
		11,858,755
Construction & Engineering - 0.22%
The Shaw Group, Inc. (a)	63,005	3,808,022

Construction Materials - 0.26%
Cemex S.A. de C.V. - ADR (a)	179,678	4,644,676

Diversified Financial Services - 0.49%
Principal Financial Group, Inc.	126,947	8,739,032

Diversified Telecommunication Services - 1.43%
Philippine Long Distance Telephone - ADR	150,384	11,387,077
Telefonos de Mexico SA de CV - ADR	376,667	13,876,412

Electrical Equipment - 3.32%
China Sunergy Co Ltd - ADR (a)	160,171	2,646,025
Evergreen Solar, Inc. (a)	406,592	7,021,844
First Solar, Inc. (a)	29,301	7,827,469
Ja Solar Holdings Co., Ltd - ADR (a)	174,960	12,213,957
Suntech Power Holdings Co., Ltd - ADR (a)	207,813	17,107,166
Trina Solar Limited - ADR (a)	102,116	5,493,841
Yingli Green Energy Holdings Co., Ltd - ADR (a)	164,437	6,363,712
		58,674,014
Electronic Equipment & Instruments - 0.99%
Itron, Inc. (a)	85,772	8,231,539
Sunpower Corp. (a)	71,732	9,353,135
		17,584,674
Energy Equipment & Services - 8.31%
Diamond Offshore Drilling	233,755	33,193,210
ENSCO International, Inc.	374,385	22,320,834
Noble Corp.	587,564	33,203,241
Pride International, Inc. (a)	801,610	27,174,579
Transocean, Inc. (a)	218,207	31,236,332
		147,128,196
Food & Staples Retailing - 3.92%
BJ's Wholesale Club, Inc. (a)	359,869	12,174,369
Costco Wholesale Corp.	329,799	23,006,778
Wal-Mart Stores, Inc.	719,840	34,213,995
		69,395,142
Health Care Providers & Services - 4.06%
Aetna, Inc.	417,233	24,086,861
Cigna Corp.	440,848	23,686,763
Health Net, Inc. (a)	208,841	10,087,020
Humana, Inc. (a)	131,527	9,905,299
WellCare Health Plans, Inc. (a)	96,170	4,078,570
		71,844,513
Household Durables - 0.77%
KB Home	306,522	6,620,875
Lennar Corp.	392,108	7,014,812
		13,635,687
Insurance - 3.35%
Aflac, Inc.	140,411	8,793,941
Lincoln National Corp.	121,405	7,068,199
Loews Corp. - Carolina Group	148,970	12,707,141
Metlife, Inc.	114,858	7,077,550
PartnerRe Ltd	106,542	8,792,911
Prudential Financial, Inc.	82,077	7,636,444
UnumProvident Corp.	305,481	7,267,393
		59,343,579
Machinery - 5.17%
Bradken Limited (b)	194,000	1,347,399
Bucyrus International, Inc. - Class A	186,405	18,526,793
Caterpillar, Inc.	162,778	11,811,172
Joy Global, Inc.	454,013	29,883,136
Komatsu Ltd. (b)	167,000	4,544,421
Pentair, Inc.	132,152	4,600,211
Terex Corp. (a)	316,939	20,781,690
		91,494,822
Metals & Mining - 7.24%
Alcoa, Inc.	264,469	9,666,342
Aluminum Corp of China Ltd. - ADR	68,828	3,485,450
BHP Billiton Ltd. - ADR	198,941	13,933,828
Century Aluminum Co. (a)	60,814	3,280,307
Companhia Vale do Rio Doce - ADR	454,452	14,846,947
FNX Mining Co, Inc. (a)(b)	143,412	4,395,575
Freeport-McMoran Copper & Gold, Inc.	441,871	45,265,265
PAN American Silver Corp. (a)	109,842	3,836,781
Southern Copper Corp.	158,687	16,682,764
Titanium Metals Corp. (a)	239,483	6,334,326
USEC, Inc. (a)	715,147	6,436,323
		128,163,908
Multiline Retail - 0.35%
Kohl's Corp. (a)	134,522	6,161,108

Oil, Gas & Consumable Fuels - 0.09%
Western Refining, Inc.	66,062	1,599,361

Pharmaceuticals - 4.30%
Forest Laboratories, Inc. (a)	182,366	6,647,241
King Pharmaceuticals, Inc. (a)	642,068	6,574,776
Mylan Laboratories	1,049,361	14,754,016
Par Pharmaceutical Cos, Inc. (a)	378,714	9,089,136
Teva Pharmaceutical Industries, Ltd. - ADR	587,602	27,311,741
Watson Pharmaceuticals, Inc. (a)	430,838	11,692,943

Semiconductor & Semiconductor Equipment - 0.31%
Advanced Micro Devices, Inc. (a)	732,680	5,495,100

Thrifts & Mortgage Finance - 0.32%
Washington Mutual, Inc.		417,012	5,675,533

Wireless Telecommunication Services - 6.25%
America Movil SA de CV - ADR		265,402	16,293,029
Millicom International Cellular, SA (a)		112,738	13,296,320
Mobile Telesystems - ADR (a)		244,679	24,905,875
NII Holdings, Inc. (a)		127,791	6,174,861
Rogers Communications, Inc.		106,070	4,799,667
SK Telecom Co., Ltd. - ADR (a)		487,001	14,532,110
Vimpekom-SP - ADR		421,925	17,552,080
Vodafone Group, PLC - ADR		348,947	13,022,702
			110,576,644
TOTAL COMMON STOCKS (Cost $873,448,020)			$1,002,758,547

INVESTMENT COMPANIES - 9.00%
Exchange Traded Funds - 6.61%
iShares China 25 Fund		40,215	6,854,647
iShares MSCI Brazil Index Fund		135,877	10,965,274
iShares MSCI Emerging Markets Index Fund		81,975	12,320,843
iShares MSCI Malaysia Index Fund		250,850	3,193,321
iShares MSCI South Africa Fund		25,676	3,340,704
iShares MSCI South Korea Index Fund		146,832	9,500,030
iShares MSCI Taiwan Index Fund		169,169	2,542,610
iShares S&P Latin America Fund		33,185	8,260,078
iShares Silver Trust (a)		47,000	6,907,590
UltraShort S&P ProShares		979,967	53,094,612
			116,979,709
Mutual Fund - 2.39%
ING Russia Fund		147,634	10,359,508
Matthews China Fund		247,688	9,919,898
Matthews India Fund		243,348	6,032,585
Matthews Korea Fund		866,144	5,690,567
USGI Accolade Funds: Eastern European Fund		206,404	10,283,036
			42,285,594
TOTAL INVESTMENT COMPANIES (Cost $103,471,488)			$159,265,303

PREFERRED STOCKS - 0.53%
Food & Staples Retailing - 0.53%
Cia Brasileira de Distribuicao Grupo Pao de Acucar		254,431	9,403,770
TOTAL PREFERRED STOCKS (Cost $8,540,293)			$9,403,770
		Principal
		Amount	Value
U.S. TREASURY OBLIGATIONS - 27.35%
U.S. Treasury Note - 27.35%
4.625%, 03/31/2008		$100,000,000	100,335,900
4.875%, 04/30/2008		21,732,000	21,837,270
3.750%, 05/15/2008		7,175,000	7,183,409
4.875%, 05/31/2008		246,600,000	248,102,780
3.125%, 10/15/2008		107,000,000	106,816,067
			484,275,426
TOTAL U.S. TREASURY OBLIGATIONS (Cost $483,003,770)			$484,275,426

SHORT TERM INVESTMENTS - 6.14%
Money Market Funds - 6.14%
Fidelity Money Market Portfolio Fund, Select Class		$108,710,494	108,710,494
TOTAL SHORT TERM INVESTMENTS (Cost $108,710,494)			$108,710,494

Total Investments (Cost $1,577,174,065) - 99.67%			$1,764,413,540
Other Assets in Excess of Liabilities - 0.33%			6,216,308
TOTAL NET ASSETS - 100.00%			$1,770,629,848

Percentages are stated as a percent of net assets.

ADR - American Depository Receipt
(a) Non Income Producing
(b) Foreign issued security

The cost basis of investments for federal income tax purposes at December 31, 2007, was as follows*:

Leuthold Core Investment Fund
Cost of investments	$1,577,174,065
Gross unrealized appreciation	223,053,598
Gross unrealized depreciation	(35,814,123)
Net unrealized appreciation	$187,239,475

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Schedule of Securities Sold Short
December 31, 2007 (Unaudited)
Leuthold Core Investment Fund

		Shares	Value
COMMON STOCKS - 22.94%
Automobiles - 0.19%
Ford Motor Co. (a)		504,599	$3,395,951

Biotechnology - 0.41%
Alkermes, Inc. (a)		217,417	3,389,531
Regeneron Pharmaceuticals, Inc. (a)		162,724	3,929,785
			7,319,316
Capital Markets - 1.95%
Investment Technology Group, Inc. (a)		100,825	4,798,262
Jefferies Group, Inc.		163,905	3,778,010
Lehman Brothers Holdings, Inc.		57,776	3,780,861
Merrill Lynch & Co, Inc.		53,783	2,887,071
Morgan Stanley		126,885	6,738,862
Northern Trust Corp.		50,318	3,853,352
The Bear Stearns Companies, Inc.		62,838	5,545,453
The Goldman Sachs Group, Inc.		14,872	3,198,224
			34,580,095
Chemicals - 0.36%
Chemtura Corp.		389,584	3,038,755
The Scotts Co.		88,449	3,309,762
			6,348,517
Commercial Banks - 0.42%
Cullen/Frost Bankers, Inc.		74,180	3,757,959
FirstMerit Corp.		181,864	3,639,099
			7,397,058
Commercial Services & Supplies - 0.80%
Covanta Holding Corp. (a)		144,263	3,990,315
HNI Corp.		85,374	2,993,212
IKON Office Solutions, Inc.		303,100	3,946,362
Monster Worldwide, Inc. (a)		98,798	3,201,055
			14,130,944
Communications Equipment - 0.44%
JDS Uniphase Corp. (a)		285,311	3,794,636
Motorola, Inc.		248,792	3,990,624
			7,785,260
Construction Materials - 0.41%
Eagle Materials, Inc.		101,622	3,605,549
Vulcan Materials Co.		47,155	3,729,489
			7,335,038
Containers & Packaging - 0.20%
Sealed Air Corp.		156,046	3,610,904

Diversified Consumer Services - 0.21%
H&R Block, Inc.		197,749	3,672,199

Electric Utilities - 0.44%
Idacorp, Inc.		113,417	3,994,547
Pinnacle West Capital Corp.		90,000	3,816,900
			7,811,447
Exchange Traded Funds - 7.66%
DIAMONDS Trust, Series 1		261,528	34,665,536
iShares Russell 2000 Index		1,232,965	93,606,703
SPDRs		50,297	7,353,924
			135,626,163
Health Care Equipment & Supplies - 0.96%
Boston Scientific Corp. (a)		230,187	2,677,075
Cooper Cos, Inc.		67,085	2,549,230
Immucor, Inc. (a)		120,916	4,109,935
Resmed, Inc. (a)		86,320	4,534,390
Sirona Dental Systems, Inc. (a)		96,017	3,214,649
			17,085,279
Health Care Providers & Services - 0.16%
Brookdale Senior Living, Inc.		99,406	2,824,124

Hotels, Restaurants & Leisure - 0.48%
Scientific Games Corp. - Class A (a)		98,145	3,263,321
Starwood Hotels & Resorts Worldwide		65,680	2,891,890
Wendy's International, Inc.		88,922	2,297,744
			8,452,955
Household Durables - 0.22%
MDC Holdings, Inc. (a)		103,696	3,850,232

Industrial Conglomerates - 0.43%
Tyco International Ltd (a)		95,767	3,797,162
Walter Industries, Inc.		103,791	3,729,211
			7,526,373
Internet Software & Services - 0.52%
Akamai Technologies, Inc. (a)		108,055	3,738,703
Digital River, Inc. (a)		79,989	2,645,236
Yahoo!, Inc. (a)		118,483	2,755,915
			9,139,854
IT Services - 0.21%
Euronet Worldwide, Inc. (a)		122,108	3,663,240

Machinery - 0.16%
Briggs & Stratton Corp.		122,662	2,779,521

Media - 0.72%
Belo Corp.		234,449	4,088,791
Lamar Advertising Co.		75,940	3,650,436
Live Nation, Inc. (a)		159,082	2,309,871
New York Times Co.		150,962	2,646,364
			12,695,462
Multiline Retail - 0.24%
Saks, Inc. (a)		202,547	4,204,876

Multi-Utilities - 0.44%
Centerpoint Energy, Inc.		210,773	3,610,541
CMS Energy Corp.		237,494	4,127,646
			7,738,187
Oil, Gas & Consumable Fuels - 0.48%
Cheniere Energy, Inc. (a)		118,090	3,854,458
Peabody Energy Corp.		74,859	4,614,309
			8,468,767
Pharmaceuticals - 0.15%
Valeant Pharmaceuticals International (a)		217,338	2,601,536

Real Estate - 0.17%
Apartment Investment & Management Co.		86,298	2,997,129

Real Estate Investment Trusts (REITs) - 1.69%
Alexandria Real Estate Equities, Inc.		38,166	3,880,337
Corporate Office Properties Trust		93,888	2,957,472
Digital Rlty Trust, Inc.		105,213	4,037,023
Essex Property Trust, Inc.		31,393	3,060,504
Kimco Realty Corp.		84,428	3,073,179
Pennsylvania Real Estate Investment Trust		97,941	2,906,889
Simon Property Group, Inc.		39,275	3,411,426
Udr, Inc.		162,311	3,221,873
Washington Real Estate Investment Trust		110,258	3,463,204
			30,011,907
Road & Rail - 0.41%
Amerco, Inc. (a)		51,240	3,365,443
Ryder System, Inc.		84,014	3,949,498
			7,314,941
Semiconductors & Semiconductor Equipment - 0.74%
Marvell Technology Group Ltd. (a)		192,033	2,684,621
PMC-Sierra, Inc. (a)		445,555	2,913,930
Rambus, Inc. (a)		184,540	3,864,268
Sirf Technology Holdings, Inc. (a)		146,968	3,693,306
			13,156,125
Software - 0.46%
Electronic Arts, Inc. (a)		68,909	4,024,975
THQ, Inc. (a)		144,317	4,068,296
			8,093,271
Thrifts & Mortgage Finance - 0.37%
NewAlliance Bancshares, Inc.		235,627	2,714,423
Peoples United Financial, Inc.		213,112	3,793,394
			6,507,817
Water Utilities - 0.21%
Aqua America, Inc.		173,847	3,685,556

Wireless Telecommunication Services - 0.23%
Crown Castle International Corp. (a)		98,722	4,106,835
TOTAL COMMONS STOCKS SOLD SHORT (Proceeds $435,698,300)			$405,916,879

PREFERRED STOCKS - 0.18%
Airlines - 0.18%
Tam SA - ADR		134,464	3,243,272
TOTAL PREFERRED STOCKS SOLD SHORT (Proceeds $3,724,908)			$3,243,272

Total Securities Sold Short (Proceeds $439,423,208)			$409,160,151

Percentages are stated as a percent of net assets.

ADR - American Depository Receipt
(a) Non Income Producing
(b) Foreign issue security

Schedule of Investments
December 31, 2007 (Unaudited)
Leuthold Select Industries Fund

	Shares	Value
COMMON STOCKS - 97.93%
Auto Components - 5.26%
Autoliv, Inc.	5,753	$303,241
BorgWarner, Inc.	11,245	544,371
Gentex Corp.	23,177	411,855
Johnson Controls, Inc.	26,584	958,087
LKQ Corp. (a)	19,677	413,611
Magna International, Inc.	8,901	715,907
Tenneco Automotive, Inc. (a)	11,505	299,935
		3,647,007
Chemicals - 0.44%
Orica Ltd. (b)	11,000	306,658

Commercial Services & Supplies - 0.47%
Tetra Tech, Inc. (a)	15,084	324,306

Construction & Engineering - 0.41%
The Shaw Group, Inc. (a)	4,720	285,277

Diversified Financial Services - 0.97%
Principal Financial Group, Inc.	9,787	673,737

Diversified Telecommunication Services - 2.67%
Philippine Long Distance Telephone - ADR	11,114	841,552
Telefonos de Mexico SA de CV - ADR	27,434	1,010,669
		1,852,221
Electrical Equipment - 4.54%
China Sunergy Co Ltd - ADR (a)	12,248	202,337
Evergreen Solar, Inc. (a)	30,467	526,165
First Solar, Inc. (a)	2,193	585,838
Ja Solar Holdings Co Ltd - ADR (a)	13,277	926,868
Trina Solar Limited - ADR (a)	7,809	420,124
Yingli Green Energy Holding Co., Ltd - ADR (a)	12,574	486,614
		3,147,946
Electronic And Other Electrical Equipment And Components, Except Computer Equipment - 1.90%
Suntech Power Holdings Co., Ltd - ADR (a)		15,976	1,315,144

Electronic Equipment & Instruments - 1.92%
Itron, Inc. (a)		6,553	628,891
Sunpower Corp. (a)		5,377	701,107
			1,329,998
Energy Equipment & Services - 15.96%
Diamond Offshore Drilling		17,516	2,487,272
ENSCO International, Inc.		28,110	1,675,918
Noble Corp.		44,288	2,502,715
Pride International, Inc. (a)		59,876	2,029,797
Transocean Inc New (a)		16,507	2,362,977
			11,058,679
Food & Staples Retailing - 7.69%
BJ's Wholesale Club, Inc. (a)		27,697	936,989
Costco Wholesale Corp.		25,318	1,766,184
Wal-Mart Stores, Inc.		55,184	2,622,896
			5,326,069
Health Care Benefits - 0.44%
WellCare Health Plans, Inc. (a)		7,210	305,776

Health Care Providers & Services - 7.15%
Aetna, Inc.		29,931	1,727,917
Cigna Corp.		32,326	1,736,876
Health Net, Inc. (a)		15,617	754,301
Humana, Inc. (a)		9,813	739,017
			4,958,111
Insurance - 6.51%
Aflac, Inc.		10,828	678,158
Lincoln National Corp.		9,343	543,949
Loews Corp. - Carolina Group		10,853	925,761
Metlife, Inc.		8,849	545,275
PartnerRe Ltd		8,042	663,706
Prudential Financial, Inc.		6,324	588,385
UnumProvident Corp.		23,816	566,583
			4,511,817
Machinery - 10.01%
Bradken Limited (b)		16,000	111,126
Bucyrus International, Inc. - Class A		14,237	1,415,015
Caterpillar, Inc.		12,571	912,152
Joy Global, Inc.		33,654	2,215,106
Komatsu Ltd. (b)		13,000	353,757
Pentair, Inc.		9,357	325,717
Terex Corp. (a)		24,508	1,606,990
			6,939,863
Metals & Mining - 12.72%
Alcoa, Inc.		19,392	708,778
Aluminum Corp of China Ltd. - ADR		5,257	266,214
BHP Billiton Ltd. - ADR		14,316	1,002,693
Century Aluminum Co. (a)		4,138	223,204
Companhia Vale do Rio Doce - ADR		31,441	1,027,177
FNX Mining Co, Inc. (a)(b)		11,828	357,206
Freeport-McMoran Copper & Gold, Inc.		32,690	3,348,764
PAN American Silver Corp. (a)		7,809	272,768
Southern Copper Corp.		10,853	1,140,976
Titanium Metals Corp. (a)		17,621	466,075
			8,813,855
Pharmaceuticals - 6.81%
Mylan Laboratories		79,905	1,123,464
Par Pharmaceutical Cos, Inc. (a)		28,046	673,104
Teva Pharmaceutical Industries, Ltd. - ADR		44,299	2,059,018
Watson Pharmaceuticals, Inc. (a)		31,936	866,743
			4,722,329
Wireless Telecommunication Services - 12.06%
America Movil SA de CV - ADR		19,928	1,223,380
Millicom International Cellular, SA (a)		8,432	994,470
Mobile Telesystems - ADR (a)		18,245	1,857,159
NII Holdings, Inc. (a)		9,715	469,429
Rogers Communications, Inc.		7,912	358,018
SK Telecom Co., Ltd. - ADR (a)		40,237	1,200,672
Vimpekom-SP - ADR		31,364	1,304,742
Vodafone Group, PLC - ADR		25,482	950,988
			8,358,858
TOTAL COMMON STOCKS (Cost $57,915,174)			$67,877,651

PREFERRED STOCKS - 1.03%
Food & Staples Retailing - 1.03%
Cia Brasileira de Distribuicao Grupo Pao de Acucar		19,253	711,591
TOTAL PREFERRED STOCKS (Cost $639,584)			$711,591
		Principal
		Amount	Value
SHORT TERM INVESTMENTS - 1.23%
Money Market Funds - 1.23%
Fidelity Money Market Portfolio Fund, Select Class		$853,740	853,740
TOTAL SHORT TERM INVESTMENTS (Cost $853,740)			$853,740

Total Investments (Cost $59,408,498) - 100.19%			$69,442,982
Liabilities in Excess of Other Assets - (0.19)%			(135,147)
TOTAL NET ASSETS - 100.00%			$69,307,835

Percentages are stated as a percent of net assets.

ADR - American Depository Receipt
(a) Non Income Producing
(b) Foreign issued security

The cost basis of investments for federal income tax purposes at December 31, 2007, was as follows*:

Leuthold Select Industries Fund
Cost of investments	$59,408,498
Gross unrealized appreciation	12,223,635
Gross unrealized depreciation	(2,189,151)
Net unrealized appreciation	$10,034,484

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Schedule of Investments
December 31, 2007 (Unaudited)
Leuthold Grizzly Short Fund

		Principal
		Amount	Value
U.S. TREASURY OBLIGATIONS - 97.26%
U.S. Treasury Note - 97.26%
4.625%, 03/31/2008		$16,300,000	$16,354,752
4.875%, 04/30/2008		8,627,000	8,668,789
4.875%, 05/31/2008		41,500,000	41,752,901
3.125%, 10/15/2008		18,000,000	17,969,058
			84,745,500
TOTAL U.S. TREASURY OBLIGATIONS (Cost $84,531,740)			$84,745,500

SHORT TERM INVESTMENTS - 10.49%
Money Market Funds - 10.49%
Fidelity Money Market Portfolio Fund, Select Class		$9,140,677	9,140,677
TOTAL SHORT TERM INVESTMENTS (Cost $9,140,677)			$9,140,677

Total Investments (Cost $93,672,417) - 107.75%			$93,886,177
Liabilities in Excess of Other Assets - (7.75)%			(6,755,979)
TOTAL NET ASSETS - 100.00%			$87,130,198

Percentages are stated as a percent of net assets.

ADR - American Depository Receipt
(a) Non Income Producing

The cost basis of investments for federal income tax purposes at December 31, 2007, was as follows*:

Leuthold Grizzly Short Fund
Cost of investments	$93,672,417
Gross unrealized appreciation	213,760
Gross unrealized depreciation	0
Net unrealized appreciation	$213,760

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Schedule of Securities Sold Short
December 31, 2007 (Unaudited)
Leuthold Grizzly Short Fund

		Shares	Value
COMMON STOCKS - 97.53%
Automobiles - 1.20%
Ford Motor Co. (a)		155,948	$1,049,530

Biotechnology - 2.71%
Alkermes, Inc. (a)		67,193	1,047,539
Regeneron Pharmaceuticals, Inc. (a)		54,484	1,315,789
			2,363,328
Capital Markets - 7.07%
Investment Technology Group, Inc. (a)		31,160	1,482,904
Jefferies Group, Inc.		54,403	1,253,989
Morgan Stanley		24,605	1,306,772
Northern Trust Corp.		16,835	1,289,224
The Bear Stearns Companies, Inc.		9,404	829,903
			6,162,792
Chemicals - 2.25%
Chemtura Corp.		120,402	939,136
The Scotts Co.		27,335	1,022,876
			1,962,012
Commercial Banks - 2.62%
Cullen/Frost Bankers, Inc.		22,926	1,161,431
FirstMerit Corp.		56,206	1,124,682
			2,286,113
Commercial Services & Supplies - 5.33%
Covanta Holding Corp. (a)		48,239	1,334,291
HNI Corp.		26,385	925,058
IKON Office Solutions, Inc.		104,055	1,354,796
Monster Worldwide, Inc. (a)		31,769	1,029,316
			4,643,461
Communications Equipment - 2.86%
JDS Uniphase Corp. (a)		94,480	1,256,584
Motorola, Inc.		76,890	1,233,316
			2,489,900
Construction Materials - 2.86%
Eagle Materials, Inc.		34,107	1,210,116
Vulcan Materials Co.		16,226	1,283,314
			2,493,430
Containers & Packaging - 1.38%
Sealed Air Corp.		51,796	1,198,559

Diversified Consumer Services - 1.41%
H&R Block, Inc.		66,088	1,227,254

Electric Utilities - 2.91%
Idacorp, Inc.		34,181	1,203,855
Pinnacle West Capital Corp.		31,398	1,331,589
			2,535,444
Exchange Traded Funds - 3.45%
iShares Russell 2000 Index		39,537	3,001,649

Health Care Equipment & Supplies - 6.21%
Boston Scientific Corp. (a)		71,140	827,358
Cooper Cos, Inc.		20,733	787,854
Immucor, Inc. (a)		41,306	1,403,991
Resmed, Inc. (a)		26,678	1,401,395
Sirona Dental Systems, Inc. (a)		29,674	993,486
			5,414,084
Health Care Providers & Services - 1.00%
Brookdale Senior Living, Inc.		30,722	872,812

Hotels, Restaurants & Leisure - 3.02%
Scientific Games Corp. - Class A (a)		30,332	1,008,539
Starwood Hotels & Resorts Worldwide		20,806	916,088
Wendy's International, Inc.		27,482	710,135
			2,634,762
Household Durables - 1.51%
MDC Holdings, Inc. (a)		35,324	1,311,580

Industrial Conglomerates - 2.92%
Tyco International Ltd (a)		32,655	1,294,771
Walter Industries, Inc.		34,837	1,251,693
			2,546,464
Internet Software & Services - 3.38%
Akamai Technologies, Inc. (a)		36,266	1,254,804
Digital River, Inc. (a)		25,338	837,928
Yahoo!, Inc. (a)		36,618	851,735
			2,944,467
IT Services - 1.30%
Euronet Worldwide, Inc. (a)		37,885	1,136,550

Machinery - 0.99%
Briggs & Stratton Corp.		37,909	859,018

Media - 4.77%
Belo Corp.		80,666	1,406,815
Lamar Advertising Co.		25,386	1,220,305
Live Nation, Inc. (a)		49,165	713,876
New York Times Co.		46,655	817,862
			4,158,858
Multiline Retail - 1.49%
Saks, Inc. (a)		62,637	1,300,344

Multi-Utilities - 2.95%
Centerpoint Energy, Inc.		70,287	1,204,016
CMS Energy Corp.		78,863	1,370,639
			2,574,655
Oil, Gas & Consumable Fuels - 3.24%
Cheniere Energy, Inc. (a)		41,066	1,340,394
Peabody Energy Corp.		24,071	1,483,736
			2,824,130
Pharmaceuticals - 0.92%
Valeant Pharmaceuticals International (a)		67,169	804,013

Real Estate - 1.07%
Apartment Investment & Management Co.		26,799	930,729

Real Estate Investment Trusts (REITs) - 10.83%
Alexandria Real Estate Equities, Inc.		11,816	1,201,333
Corporate Office Properties Trust		29,016	914,004
Digital Rlty Trust, Inc.		36,588	1,403,882
Essex Property Trust, Inc.		9,745	950,040
Kimco Realty Corp.		26,093	949,785
Pennsylvania Real Estate Investment Trust		29,967	889,421
Simon Property Group, Inc.		12,279	1,066,554
Udr, Inc.		50,383	1,000,103
Washington Real Estate Investment Trust		33,718	1,059,082
			9,434,204
Road & Rail - 2.71%
Amerco, Inc. (a)		15,836	1,040,108
Ryder System, Inc.		28,017	1,317,079
			2,357,187
Semiconductors & Samiconductor Equipment - 4.93%
Marvell Technology Group Ltd. (a)		59,348	829,686
PMC-Sierra, Inc. (a)		137,700	900,558
Rambus, Inc. (a)		6,179	1,293,862
Sirf Technology Holdings, Inc. (a)		50,456	1,267,959
			4,292,065
Software - 3.14%
Electronic Arts, Inc. (a)		22,974	1,341,911
THQ, Inc. (a)		49,300	1,389,767
			2,731,678
Thrifts & Mortgage Finance - 2.28%
NewAlliance Bancshares, Inc.		72,821	838,898
Peoples United Financial, Inc.		64,245	1,143,561
			1,982,459
Water Utilities - 1.41%
Aqua America, Inc.		58,130	1,232,356

Wireless Telecommunication Services - 1.41%
Crown Castle International Corp. (a)		29,552	1,229,363
TOTAL COMMONS STOCKS SOLD SHORT (Proceeds $91,306,843)			$84,985,250

PREFERRED STOCKS - 1.20%
Airlines - 1.20%
Tam SA - ADR		43,244	1,043,045
TOTAL PREFERRED STOCKS SOLD SHORT (Proceeds $1,197,935)			$1,043,045

Total Securities Sold Short (Proceeds $92,504,778)			$86,028,295

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a) Non Income Producing
(b) Foreign issue security

Schedule of Investments
December 31, 2007 (Unaudited)
Leuthold Asset Allocation Fund

		Shares	Value
COMMON STOCKS - 52.26%
Aerospace & Defense - 0.64%
Precision Castparts Corp.		46,355	$6,429,438

Airlines - 1.22%
Continental Airlines, Inc. (a)		138,012	3,070,767
Grupo Aeroportuario Del Pac Sa - ADR		101,138	4,513,789
Republic Airways Holdings, Inc. (a)		80,761	1,582,108
U.S. Airways Group, Inc. (a)		210,705	3,099,470
			12,266,134
Auto Components - 1.13%
American Axle & Manufacturing Holdings, Inc.		153,193	2,852,453
ArvinMeritor, Inc.		321,953	3,776,509
Magna International, Inc.		59,023	4,747,220
			11,376,182
Biotechnology - 1.21%
Amgen, Inc. (a)		74,800	3,473,712
Biogen Idec, Inc. (a)		63,211	3,597,970
Invitrogen Corp. (a)		54,090	5,052,547
			12,124,229
Chemicals - 0.71%
Cf Industries Holdings, Inc.		56,890	6,261,314
NL Industries		79,496	908,639
			7,169,953
Commercial Banks - 2.59%
Bank of America Corp.		144,755	5,972,591
Comerica, Inc.		77,381	3,368,395
Credicorp Ltd		62,158	4,742,655
KeyCorp		48,600	1,139,670
National City Corp.		199,116	3,277,449
Regions Financial Corp.		87,847	2,077,582
SunTrust Banks, Inc.		60,854	3,802,767
Wachovia Corp.		43,062	1,637,648
			26,018,757
Commercial Services & Supplies - 1.06%
Apollo Group, Inc. (a)		64,265	4,508,190
Deluxe Corp.		116,941	3,846,190
Steelcase, Inc.		145,997	2,316,972
			10,671,352
Communications Equipment - 1.70%
Alcatel SA - ADR		457,229	3,346,916
Nokia OYJ - ADR		141,172	5,419,593
Research In Motion Ltd. (a)		42,141	4,778,790
Telefonaktiebolaget LM Ericsson - ADR		149,600	3,493,160
			17,038,459
Construction Materials - 0.26%
Cemex S.A. de C.V. - ADR (a)		100,085	2,587,197

Diversified Financial Services - 0.71%
J.P. Morgan Chase & Co.		162,852	7,108,490

Diversified Telecommunication Services - 0.49%
Kt Corp. - ADR (a)		189,626	4,892,351

Electric Utilities - 2.27%
Allete, Inc.		55,272	2,187,666
Cia Energetica de Minas Gerais		223,597	4,127,600
Cleco Corp.		50,366	1,400,175
Companhia Paranaense de Energia-Copel		253,899	3,831,336
Hawaiian Electric Industries		49,800	1,133,946
PG&E Corp.		104,222	4,490,926
Pinnacle West Capital Corp.		54,335	2,304,347
TECO Energy, Inc.		193,965	3,338,138
			22,814,134
Electronic Equipment & Instruments - 2.74%
Arrow Electronics, Inc. (a)		342,634	13,458,663
AU Optronics Corp. - ADR		286,558	5,501,914
Avnet, Inc. (a)		101,138	3,536,796
Lg. Philips LCD Co Ltd.- ADR (a)		191,976	4,987,536
			27,484,909
Energy Equipment & Services - 3.96%
Acergy SA - ADR		193,848	4,258,841
Core Laboratories NV (a)		34,766	4,336,016
Helmerich & Payne, Inc.		149,600	5,994,472
Nabors Industries Ltd. (a)		88,000	2,410,320
National-Oilwell, Inc. (a)		70,586	5,185,248
Noble Corp.		86,389	4,881,842
Pioneer Drilling Co. (a)		340,355	4,043,417
Rowan Cos, Inc.		91,815	3,623,020
Smith International, Inc.		67,425	4,979,336
			39,712,512
Food & Staples Retailing - 0.24%
Winn Dixie Stores, Inc. (a)		144,929	2,444,952

Food Products - 1.48%
Archer-Daniels-Midland Co.		81,873	3,801,363
Bunge Ltd.		47,409	5,518,882
Fresh Del Monte Produce, Inc.		165,403	5,554,233
			14,874,478
Health Care Equipment & Supplies - 0.88%
Kinetic Concepts, Inc. (a)		83,228	4,457,692
St Jude Medical, Inc. (a)		108,513	4,409,968
			8,867,660
Health Care Providers & Services - 2.33%
Chemed Corp.		69,533	3,885,504
Express Scripts, Inc. (a)		85,335	6,229,455
Kindred Healthcare, Inc. (a)		71,734	1,791,915
Magellan Health Services, Inc. (a)		122,122	5,694,549
Medco Health Solutions, Inc. (a)		53,730	5,448,222
Pharmerica Corp. (a)		26,230	364,073
			23,413,718
Household Durables - 2.39%
Garmin Ltd.		43,194	4,189,818
KB Home		338,930	7,320,888
Lennar Corp.		431,356	7,716,959
Tupperware Corp.		143,294	4,733,001
			23,960,666
Information Retrieval Services - 0.50%
Shanda Interactive Entertainment Ltd - ADR (a)		151,707	5,057,911

Insurance - 4.76%
ACE Ltd.		79,496	4,911,263
The Allstate Corp.		99,338	5,188,424
American Financial Group, Inc.		104,723	3,024,400
Arch Capital Group Ltd. (a)		44,436	3,126,073
Argo Group International Holdings, Ltd (a)		16,527	696,282
Chubb Corp.		83,530	4,559,067
Commerce Group, Inc.		82,461	2,966,947
Lincoln National Corp.		5,473	318,638
Mercury General Corp.		43,171	2,150,347
Nationwide Financial Services		61,574	2,771,446
Old Republic International Corp.		144,755	2,230,674
PartnerRe Ltd		38,854	3,206,621
Protective Life Corp.		52,830	2,167,087
Travelers Companies, Inc.		119,331	6,420,008
Unitrin, Inc.		49,800	2,389,902
Zenith National Insurance Corp.		36,848	1,648,211
			47,775,390
Internet Software & Services - 0.07%
United Online, Inc.		56,864	672,132

Leisure Equipment & Products - 0.26%
Jakks Pacific, Inc. (a)		109,978	2,596,581

Machinery - 1.89%
AGCO Corp. (a)		73,747	5,013,321
Cnh Global N V		83,228	5,478,067
Manitowoc Co.		105,352	5,144,338
Terex Corp. (a)		50,569	3,315,810
			18,951,536
Marine - 0.28%
Dryships, Inc.		35,820	2,772,468

Metals & Mining - 4.05%
Cia Vale do Rio Doce - ADR		167,510	5,472,552
Cleveland-Cliffs, Inc.		54,783	5,522,126
FNX Mining Co, Inc. (a)(b)		45,998	1,409,838
Gerdau Ameristeel Corp.		323,850	4,605,147
Mechel Steel Group Oao - ADR (a)		67,425	6,549,665
Nucor Corp.		40,511	2,399,062
POSCO - ADR (a)		30,552	4,595,326
Southern Copper Corp.		44,248	4,651,792
USEC, Inc. (a)		423,516	3,811,644
Worthington Industries		91,815	1,641,652
			40,658,804
Multiline Retail - 0.34%
Kohl's Corp. (a)		74,800	3,425,840

Multi-Utilities - 0.26%
Duke Energy Corp.		129,928	2,620,648

Oil & Gas - 1.64%
ChevronTexaco Corp.		89,744	8,375,808
Tesoro Petroleum Corp.		89,549	4,271,487
Total SA - ADR		45,635	3,769,451
			16,416,746
Oil, Gas & Consumable Fuels - 1.11%
Devon Energy Corp.		100,798	8,961,950
Tsakos Energy Navigation Ltd.		35,736	1,323,304
Western Refining, Inc.		36,873	892,696
			11,177,950
Paper & Forest Products - 0.63%
International Paper Co.		142,705	4,620,788
Louisiana-Pacific Corp.		123,758	1,693,009
			6,313,797
Pharmaceuticals - 3.77%
Bristol-Myers Squibb Co.		340,966	9,042,418
Forest Laboratories, Inc. (a)		101,138	3,686,480
King Pharmaceuticals, Inc. (a)		439,933	4,504,914
Novo-Nordisk A/S - ADR		80,068	5,193,211
Par Pharmaceutical Cos, Inc. (a)		181,690	4,360,560
Pfizer, Inc.		299,648	6,810,999
Schering Plough Corporation		158,028	4,209,866
			37,808,448
Retail - 0.23%
Home Depot, Inc.		85,623	2,306,684

Semiconductor & Semiconductor Equipment - 0.30%
Advanced Micro Devices, Inc. (a)		407,713	3,057,847

Textiles, Apparel & Luxury Goods - 0.05%
Kenneth Cole Productions, Inc.		31,484	550,655

Thrifts & Mortgage Finance - 0.31%
Washington Mutual, Inc.		230,722	3,140,126

Tobacco - 0.66%
Reynolds American, Inc.		86,190	5,685,092
Universal Corp.		19,100	978,302
			6,663,394
Water Utilities - 0.46%
Cia de Saneamento Basico do Estado de Sao Paulo - ADR		97,092	4,563,324

Wireless Telecommunication Services - 2.68%
America Movil SA de CV - ADR		76,907	4,721,321
Mobile Telesystems - ADR (a)		63,211	6,434,248
Partner Communications - ADR		239,150	5,280,432
Turkcell Iletisim Hizmet AS - ADR		165,403	4,560,161
Vimpekom-SP - ADR		142,226	5,916,601
			26,912,763
TOTAL COMMON STOCKS (Cost $504,929,139)			$524,698,615

INVESTMENT COMPANIES - 8.52%
Exchange Traded Funds - 7.22%
iShares China 25 Fund		56,890	9,696,901
iShares MSCI Brazil Index Fund		74,800	6,036,360
iShares MSCI Emerging Markets Index Fund		36,873	5,542,012
iShares MSCI Malaysia Index Fund		136,958	1,743,475
iShares MSCI South Africa Fund		13,696	1,781,987
iShares MSCI South Korea Index Fund		138,012	8,929,376
iShares MSCI Taiwan Index Fund		95,871	1,440,941
iShares S&P Latin America Fund		17,910	4,457,978
iShares Silver Trust (a)		19,637	2,886,050
UltraShort S&P ProShares		552,032	29,909,094
			72,424,174
Mutual Fund - 1.30%
ING Russia Fund		73,088	5,128,576
Matthews India Fund		118,876	2,946,940
USGI Accolade Funds: Eastern European Fund		99,938	4,978,905
			13,054,421
TOTAL INVESTMENT COMPANIES (Cost $74,252,083)			$85,478,595

PREFERRED STOCKS - 0.77%
Commercial Banks - 0.45%
Banco Itau Holding Financeira SA		172,778	4,468,039
Diversified Telecommunication Services - 0.32%
Tele Norte Leste Participacoes SA		169,087	3,259,997
TOTAL PREFERRED STOCKS (Cost $8,523,021)			$7,728,036
		Principal
		Amount	Value
U.S. TREASURY OBLIGATIONS - 25.10%
U.S. Treasury Note - 25.10%
4.625%, 03/31/2008		$31,500,000	31,605,809
4.875%, 04/30/2008		7,000,000	7,033,908
4.875%, 05/31/2008		78,100,000	78,575,941
5.000%, 07/31/2008		25,000,000	25,218,750
4.125%, 08/15/2008		75,000,000	75,316,425
3.125%, 10/15/2008		34,000,000	33,941,554
			251,692,387
TOTAL U.S. TREASURY OBLIGATIONS (Cost $251,422,344)			$251,692,387

SHORT TERM INVESTMENTS - 13.13%
Money Market Funds - 13.13%
Fidelity Money Market Portfolio Fund, Select Class		$131,702,715	$131,702,715
TOTAL SHORT TERM INVESTMENTS (Cost $131,702,715)			$131,702,715

Total Investments (Cost $970,829,302) - 99.78%			$1,001,300,348
Other Assets in Excess of Liabilities - 0.22%			1,562,966
TOTAL NET ASSETS - 100.00%			$1,002,863,314

Percentages are stated as a percent of net assets.

ADR - American Depository Receipt
(a) Non Income Producing
(b) Foreign issued security

The cost basis of investments for federal income tax purposes at December 31, 2007, was as follows*:

Leuthold Asset Allocation Fund
Cost of investments	$970,829,302
Gross unrealized appreciation	53,845,941
Gross unrealized depreciation	(23,374,895)
Net unrealized appreciation	$30,471,046

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Schedule of Securities Sold Short
December 31, 2007 (Unaudited)
Leuthold Asset Allocation Fund

		Shares	Value
COMMON STOCKS - 21.42%
Automobiles - 0.13%
Ford Motor Co. (a)		193,722	$1,303,749

Biotechnology - 0.28%
Alkermes, Inc. (a)		83,470	1,301,297
Regeneron Pharmaceuticals, Inc. (a)		62,475	1,508,771
			2,810,068
Capital Markets - 1.45%
Investment Technology Group, Inc. (a)		38,705	1,841,971
Jefferies Group, Inc.		62,923	1,450,375
Lehman Brothers Holdings, Inc.		26,503	1,734,356
Merrill Lynch & Co, Inc.		24,671	1,324,339
Morgan Stanley		55,537	2,949,570
Northern Trust Corp.		19,315	1,479,143
The Bear Stearns Companies, Inc.		26,494	2,338,096
The Goldman Sachs Group, Inc.		6,822	1,467,071
			14,584,921
Chemicals - 0.24%
Chemtura Corp.		149,566	1,166,615
The Scotts Co.		33,963	1,270,895
			2,437,510
Commercial Banks - 0.28%
Cullen/Frost Bankers, Inc.		28,475	1,442,544
FirstMerit Corp.		69,817	1,397,038
			2,839,582
Commercial Services & Supplies - 0.54%
Covanta Holding Corp. (a)		55,381	1,531,838
HNI Corp.		32,781	1,149,302
IKON Office Solutions, Inc.		116,362	1,515,033
Monster Worldwide, Inc. (a)		37,933	1,229,029
			5,425,202
Communications Equipment - 0.30%
JDS Uniphase Corp. (a)		109,542	1,456,909
Motorola, Inc.		95,517	1,532,093
			2,989,002
Construction Materials - 0.28%
Eagle Materials, Inc.		39,016	1,384,288
Vulcan Materials Co.		18,108	1,432,162
			2,816,450
Containers & Packaging - 0.14%
Sealed Air Corp.		59,911	1,386,341

Diversified Consumer Services - 0.14%
H&R Block, Inc.		75,916	1,409,760

Electric Utilities - 0.30%
Idacorp, Inc.		43,546	1,533,690
Pinnacle West Capital Corp.		34,548	1,465,181
			2,998,871
Exchange Traded Funds - 10.84%
DIAMONDS Trust, Series 1		200,354	26,556,923
iShares DJ US Broker Dealers		73,217	3,745,782
iShares Russell 2000 Index		686,557	52,123,407
SPDRs		107,923	15,779,422
Technology Select Sector SPDR		393,815	10,499,108
			108,704,642
Health Care Equipment & Supplies - 0.65%
Boston Scientific Corp. (a)		88,373	1,027,778
Cooper Cos, Inc.		25,762	978,956
Immucor, Inc. (a)		46,421	1,577,850
Resmed, Inc. (a)		33,142	1,740,949
Sirona Dental Systems, Inc. (a)		36,863	1,234,173
			6,559,706
Health Care Providers & Services - 0.11%
Brookdale Senior Living, Inc.		38,169	1,084,381

Hotels, Restaurants & Leisure - 0.32%
Scientific Games Corp. - Class A (a)		37,684	1,252,993
Starwood Hotels & Resorts Worldwide		25,214	1,110,172
Wendy's International, Inc.		34,137	882,100
			3,245,265
Household Durables - 0.16%
MDC Holdings, Inc. (a)		43,604	1,619,017

Industrial Conglomerates - 0.30%
Tyco International Ltd (a)		40,397	1,601,741
Walter Industries, Inc.		39,849	1,431,775
			3,033,516
Internet Software & Services - 0.35%
Akamai Technologies, Inc. (a)		41,480	1,435,208
Digital River, Inc. (a)		30,715	1,015,745
Yahoo!, Inc. (a)		45,487	1,058,028
			3,508,981
IT Services - 0.14%
Euronet Worldwide, Inc. (a)		46,881	1,406,430

Machinery - 0.11%
Briggs & Stratton Corp.		47,093	1,067,127

Media - 0.49%
Belo Corp.		90,016	1,569,879
Lamar Advertising Co.		29,159	1,401,673
Live Nation, Inc. (a)		61,069	886,722
New York Times Co.		57,957	1,015,986
			4,874,260
Multiline Retail - 0.16%
Saks, Inc. (a)		77,757	1,614,235

Multi-Utilities - 0.30%
Centerpoint Energy, Inc.		80,919	1,386,142
CMS Energy Corp.		91,186	1,584,813
			2,970,955
Oil, Gas & Consumable Fuels - 0.29%
Cheniere Energy, Inc. (a)		36,310	1,185,158
Peabody Energy Corp.		28,736	1,771,287
			2,956,445
Pharmaceuticals - 0.10%
Valeant Pharmaceuticals International (a)		83,445	998,837

Real Estate - 0.11%
Apartment Investment & Management Co.		33,129	1,150,570

Real Estate Investment Trusts (REITs) - 1.15%
Alexandria Real Estate Equities, Inc.		14,648	1,489,262
Corporate Office Properties Trust		36,041	1,135,292
Digital Rlty Trust, Inc.		40,397	1,550,033
Essex Property Trust, Inc.		12,047	1,174,462
Kimco Realty Corp.		32,420	1,180,088
Pennsylvania Real Estate Investment Trust		37,597	1,115,879
Simon Property Group, Inc.		15,084	1,310,196
Udr, Inc.		62,313	1,236,913
Washington Real Estate Investment Trust		42,326	1,329,460
			11,521,585
Road & Rail - 0.28%
Amerco, Inc. (a)		19,676	1,292,320
Ryder System, Inc.		32,258	1,516,449
			2,808,769
Semiconductors & Samiconductor Equipment - 0.50%
Marvell Technology Group Ltd. (a)		73,725	1,030,676
PMC-Sierra, Inc. (a)		171,059	1,118,725
Rambus, Inc. (a)		70,850	1,483,599
Sirf Technology Holdings, Inc. (a)		56,426	1,417,985
			5,050,985
Software - 0.31%
Electronic Arts, Inc. (a)		26,458	1,545,412
THQ, Inc. (a)		55,406	1,561,895
			3,107,307
Thrifts & Mortgage Finance - 0.25%
NewAlliance Bancshares, Inc.		90,464	1,042,145
Peoples United Financial, Inc.		81,815	1,456,307
			2,498,452
Water Utilities - 0.14%
Aqua America, Inc.		66,744	1,414,973

Wireless Telecommunication Services - 0.16%
Crown Castle International Corp. (a)		37,908	1,576,972
TOTAL COMMONS STOCKS SOLD SHORT (Proceeds $226,728,409)			$213,774,866

PREFERRED STOCKS - 0.12%
Airlines - 0.12%
Tam SA - ADR		51,623	1,245,147
TOTAL PREFERRED STOCKS SOLD SHORT (Proceeds $1,379,903)			$1,245,147

Total Securities Sold Short (Proceeds $228,108,312)			$215,020,013

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a) Non Income Producing
(b) Foreign issue security

Schedule of Investments
December 31, 2007(Unaudited)
Leuthold Select Equities Fund

		Shares	Value
COMMON STOCKS - 95.56%
Aerospace & Defense - 2.28%
Precision Castparts Corp.		3,736	$518,183

Airlines - 1.81%
Grupo Aeroportuario Del Pac Sa - ADR		9,242	412,470

Biotechnology - 2.03%
Invitrogen Corp. (a)		4,952	462,566

Chemicals - 2.47%
Cf Industries Holdings, Inc.		5,113	562,737

Commercial Banks - 1.99%
Credicorp Ltd		5,936	452,917

Commercial Services & Supplies - 3.46%
Apollo Group, Inc. (a)		6,143	430,932
Deluxe Corp.		10,816	355,738
			786,670
Communications Equipment - 3.92%
Nokia OYJ - ADR		12,192	468,051
Research In Motion Ltd. (a)		3,736	423,662
			891,713
Electric Utilities - 1.57%
Companhia Paranaense de Energia-Copel		23,598	356,094

Electronic Equipment & Instruments - 7.93%
Arrow Electronics, Inc. (a)		11,799	463,465
AU Optronics Corp. - ADR		27,398	526,042
Avnet, Inc. (a)		9,439	330,082
Lg Philip Lcd Co., Ltd - ADR (a)		18,628	483,955
			1,803,544
Energy Equipment & Services - 11.84%
Acergy SA - ADR		18,288	401,787
Core Laboratories NV (a)		3,146	392,369
Helmerich & Payne, Inc.		13,176	527,962
National-Oilwell, Inc. (a)		6,293	462,284
Noble Corp.		7,866	444,508
Smith International, Inc.		6,293	464,738
			2,693,648
Food Products - 4.39%
Bunge Ltd.		4,327	503,706
Fresh Del Monte Produce, Inc.		14,749	495,271
			998,977
Health Care Equipment & Supplies - 3.51%
Kinetic Concepts, Inc. (a)		7,277	389,756
St Jude Medical, Inc. (a)		10,029	407,579
			797,335
Health Care Providers & Services - 6.31%
Chemed Corp.		6,489	362,605
Express Scripts, Inc. (a)		7,866	574,218
Medco Health Solutions, Inc. (a)		4,917	498,584
			1,435,407
Household Durables - 1.68%
Garmin Ltd.		3,933	381,501

Information Retrieval Services - 2.10%
Shanda Interactive Entertainment Ltd - ADR (a)		14,356	478,629

Machinery - 7.73%
AGCO Corp. (a)		7,002	475,996
Cnh Global N V		7,670	504,839
Manitowoc Co.		9,832	480,097
Terex Corp. (a)		4,523	296,573
			1,757,505
Marine - 1.07%
Dryships, Inc.		3,146	243,500

Metals & Mining - 10.96%
Cia Vale do Rio Doce - ADR		15,535	507,529
Cleveland-Cliffs, Inc.		5,113	515,390
Mechel Steel Group Oao - ADR (a)		6,096	592,165
POSCO - ADR (a)		2,950	443,710
Southern Copper Corp.		4,129	434,082
			2,492,876
Oil & Gas - 1.73%
Tesoro Petroleum Corp.		8,260	394,002

Pharmaceuticals - 5.62%
Bristol-Myers Squibb Co.		15,142	401,566
Novo-Nordisk A/S - ADR		7,473	484,699
Schering Plough Corporation		14,749	392,913
			1,279,178
Wireless Telecommunication Services - 11.16%
America Movil SA de CV - ADR		7,449	457,294
Mobile Telesystems - ADR (a)		5,470	556,791
Partner Communications - ADR		22,225	490,728
Turkcell Iletisim Hizmet AS - ADR		16,115	444,291
Vimpekom-SP - ADR		14,159	589,014
			2,538,118
TOTAL COMMON STOCKS (Cost $19,365,311)			$21,737,570

PREFERRED STOCKS - 1.84%
Commercial Banks - 1.84%
Banco Itau Holding Financeira SA		16,167	418,079
TOTAL PREFERRED STOCKS (Cost $461,208)			$418,079
		Principal
		Amount	Value
SHORT TERM INVESTMENTS - 8.12%
Money Market Funds - 8.12%
Fidelity Money Market Portfolio Fund, Select Class		$1,846,846	$1,846,846
TOTAL SHORT TERM INVESTMENTS (Cost $1,846,846)			$1,846,846

Total Investments (Cost $21,673,365) - 105.52%			$24,002,495
Liabilities in Excess of Other Assets - (5.52)%			(1,256,223)
TOTAL NET ASSETS - 100.00%			$22,746,272

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a) Non Income Producing

The cost basis of investments for federal income tax purposes at December 31, 2007, was as follows*:

Leuthold Select Equities Fund
Cost of investments	$21,673,365
Gross unrealized appreciation	2,844,645
Gross unrealized depreciation	(515,515)
Net unrealized appreciation	$2,329,130

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Schedule of Investments
December 31, 2007 (Unaudited)
Leuthold Undervalued & Unloved Fund

		Shares	Value
COMMON STOCKS - 96.39%
Airlines - 0.66%
Republic Airways Holdings, Inc. (a)		3,489	$68,349

Auto Components - 4.73%
American Axle & Manufacturing Holdings, Inc.		6,619	123,246
ArvinMeritor, Inc.		13,910	163,164
Magna International, Inc.		2,550	205,097
			491,507
Chemicals - 0.38%
NL Industries		3,435	39,262

Commercial Banks - 7.49%
Bank of America Corp.		6,254	258,040
Comerica, Inc.		3,343	145,521
KeyCorp		2,100	49,245
Regions Financial Corp.		3,796	89,775
SunTrust Banks, Inc.		2,629	164,286
Wachovia Corp.		1,861	70,774
			777,641
Commercial Services & Supplies - 0.96%
Steelcase, Inc.		6,308	100,108

Diversified Financial Services - 2.96%
J.P. Morgan Chase & Co.		7,036	307,121

Diversified Telecommunication Services - 2.04%
Kt Corp. - ADR (a)		8,193	211,379

Electric Utilities - 7.90%
Allete, Inc.		2,388	94,517
Cia Energetica de Minas Gerais		9,661	178,342
Cleco Corp.		2,176	60,493
Hawaiian Electric Industries		2,152	49,001
PG&E Corp.		4,503	194,034
Pinnacle West Capital Corp.		2,348	99,579
TECO Energy, Inc.		8,380	144,220
			820,186
Electronic Equipment & Instruments - 3.47%
Arrow Electronics, Inc. (a)		9,160	359,805

Energy Equipment & Services - 4.19%
Nabors Industries Ltd. (a)		3,802	104,137
Pioneer Drilling Co. (a)		14,705	174,695
Rowan Cos, Inc.		3,967	156,538
			435,370
Food & Staples Retailing - 1.02%
Winn Dixie Stores, Inc. (a)		6,262	105,640

Food Products - 1.58%
Archer-Daniels-Midland Co.		3,537	164,223

Health Care Providers & Services - 3.27%
Kindred Healthcare, Inc. (a)		3,099	77,413
Magellan Health Services, Inc. (a)		5,276	246,020
Pharmerica Corp. (a)		1,134	15,740
			339,173
Household Durables - 5.08%
KB Home		7,270	157,032
Lennar Corp.		9,260	165,661
Tupperware Corp.		6,191	204,489
			527,182
Insurance - 19.89%
ACE Ltd.		3,435	212,214
The Allstate Corp.		4,292	224,171
American Financial Group, Inc.		4,525	130,682
Arch Capital Group Ltd. (a)		1,920	135,072
Argo Group International Holdings, Ltd (a)		715	30,123
Chubb Corp.		3,609	196,979
Commerce Group, Inc.		3,563	128,197
Lincoln National Corp.		236	13,740
Mercury General Corp.		1,865	92,896
Nationwide Financial Services		2,660	119,727
Old Republic International Corp.		6,254	96,374
PartnerRe Ltd		1,679	138,568
Protective Life Corp.		2,283	93,649
Travelers Companies, Inc.		5,156	277,393
Unitrin, Inc.		2,152	103,274
Zenith National Insurance Corp.		1,592	71,210
			2,064,269
Internet Software & Services - 0.28%
United Online, Inc.		2,457	29,042

Leisure Equipment & Products - 1.08%
Jakks Pacific, Inc. (a)		4,752	112,195

Metals & Mining - 3.60%
Gerdau Ameristeel Corp.		13,992	198,966
Nucor Corp.		1,750	103,635
Worthington Industries		3,967	70,930
			373,531
Multi-Utilities - 1.09%
Duke Energy Corp.		5,614	113,234

Oil & Gas - 8.78%
ChevronTexaco Corp.		3,877	361,841
Devon Energy Corp.		4,355	387,203
Total SA - ADR		1,972	162,887
			911,931
Oil, Gas & Consumable Fuels - 0.55%
Tsakos Energy Navigation Ltd.		1,544	57,174

Paper & Forest Products - 2.63%
International Paper Co.		6,166	199,655
Louisiana-Pacific Corp.		5,347	73,147
			272,802
Pharmaceuticals - 6.90%
Bristol-Myers Squibb Co.		7,449	197,548
King Pharmaceuticals, Inc. (a)		3,577	36,628
Par Pharmaceutical Cos, Inc. (a)		7,850	188,400
Pfizer, Inc.		12,947	294,285
			716,861
Retail - 0.96%
Home Depot, Inc.		3,699	99,651

Textiles, Apparel & Luxury Goods - 0.23%
Kenneth Cole Productions, Inc.		1,360	23,786

Tobacco - 2.77%
Reynolds American, Inc.		3,724	245,635
Universal Corp.		825	42,257
			287,892
Water Utilities - 1.90%
Cia de Saneamento Basico do Estado de Sao Paulo - ADR		4,195	197,165
TOTAL COMMON STOCKS (Cost $10,325,721)			$10,006,479

PREFERRED STOCKS - 1.36%
Diversified Telecommunication Services - 1.36%
Tele Norte Leste Participacoes SA		7,306	140,860
TOTAL PREFERRED STOCKS (Cost $154,654)			$140,860

Total Investments (Cost $10,480,375) - 97.75%			$10,147,339
Other Assets in Excess of Liabilities - 2.25%			233,244
TOTAL NET ASSETS - 100.00%			$10,380,583

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a) Non Income Producing

The cost basis of investments for federal income tax purposes at December 31, 2007, was as follows*:

Leuthold Undervalued & Unloved Fund
Cost of investments	$10,480,375
Gross unrealized appreciation	470,943
Gross unrealized depreciation	(803,979)
Net unrealized appreciation	($333,036)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Leuthold Funds, Inc.

By (Signature and Title)  /s/ Steven C. Leuthold
                                                  Steven C. Leuthold, President

Date   2/24/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Steven C. Leuthold
                                                   Steven C. Leuthold, President
Date   2/24/08

By (Signature and Title)* /s/ David R. Cragg
                                                   David R. Cragg, Treasurer

Date  2/21/08

* Print the name and title of each signing officer under his or her signature.